Consolidated Statements of Financial Position (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Par value	$ .001	$ 0.001	$ 0.001
Number of shares authorized	50,000,000	50,000,000	50,000,000
Number of shares issued	2,043,351	2,040,451	2,040,451
Number of shares outstanding	1,903,723	1,954,651	1,954,651
Unamortized discount	$ 731,473	$ 1,122,997	$ 1,363,000
Treasury Shares [Member]
Number of shares outstanding	139,628	85,800	85,800